Income Taxes - Components of Provision for (Benefit from) Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Current:
Federal					$ 0	$ 0
State					20	10
Foreign					0	0
Total current					20	10
Deferred:
Federal					(142)
State					(34)
Foreign					0	0
Total deferred					(176)
Provision for (benefit from) income taxes	$ 1	$ (70)	$ 52	$ (97)	$ (156)	$ 10